UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-4977

Exact name of registrant as specified in charter:	Voyageur Insured Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2007

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Tax-Free Arizona Fund

November 30, 2007

	Principal
	Amount	Value
Municipal Bonds – 97.73%
Corporate Revenue Bonds – 4.35%
Maricopa County Pollution Control (Palo Verde Project) Series A 5.05% 5/1/29 (AMBAC)	$6,000,000	$6,194,700
		6,194,700
Education Revenue Bonds – 5.10%
Arizona State University Certificates of Participation (Research Infrastructure Project) 5.00% 9/1/30 (AMBAC)	3,000,000	3,097,770
Glendale Industrial Development Authority Revenue Refunding (Midwestern University) 5.00% 5/15/31	1,050,000	1,055,355
Pima County Industrial Development Authority Educational Revenue Refunding
(Tucson Country Day School Project) 5.00% 6/1/37	1,000,000	902,560
South Campus Group Student Housing Revenue (University of Arizona – South Campus Project)
5.625% 9/1/35 (MBIA)	1,000,000	1,082,170
Tucson Industrial Development Authority (University of Arizona – Marshall Foundation)
Series B 5.00% 7/15/27 (AMBAC)	1,000,000	1,033,770
University of Arizona Certificates of Participation (University of Arizona Project) Series A
5.125% 6/1/21 (AMBAC)	85,000	89,638
		7,261,263
Electric Revenue Bonds – 2.58%
Energy Management Services (University of Arizona – Main Campus) 5.25% 7/1/17 (MBIA)	1,500,000	1,605,030
Salt River Project Agricultural Improvement & Power District Electric System Revenue Series B
5.00% 1/1/31 (MBIA)	2,000,000	2,060,060
		3,665,090
Escrowed to Maturity Bonds – 0.25%
Phoenix Street & Highway User Revenue (Senior Lien) 6.50% 7/1/09-06 (AMBAC)	350,000	354,165
		354,165
Health Care Revenue Bonds – 7.93%
Glendale Industrial Development Authority Hospital Revenue Refunding
5.00% 12/1/35	1,000,000	941,900
5.00% 12/1/42	2,500,000	2,306,375
Maricopa County Industrial Development Authority Health Facilities Revenue
(Catholic Healthcare West) Series A
5.25% 7/1/32	1,250,000	1,271,613
5.50% 7/1/26	1,000,000	1,036,230
Maricopa County Industrial Development Authority Senior Living Healthcare Series A 5.00% 8/20/35 (GNMA)	1,000,000	1,004,270
University Medical Center Hospital Revenue
5.00% 7/1/24	800,000	793,288
5.00% 7/1/35	2,000,000	1,898,180
Yavapai County Industrial Development Authority Revenue (Yavapai Regional Medical Center)
Series A 5.25% 8/1/21 (RADIAN)	2,000,000	2,031,180
		11,283,036
Housing Revenue Bonds – 1.82%
Pima County Industrial Development Authority Single Family Housing Revenue
Series A-1 6.125% 11/1/33 (GNMA) (FNMA) (FHLMC) (AMT)	20,000	20,218
Series B-1 6.10% 5/1/31 (GNMA) (AMT)	50,000	50,535
Yuma Industrial Development Authority Multifamily Housing Revenue Refunding Series A
6.10% 9/20/19 (GNMA) (AMT)	2,340,000	2,516,202
		2,586,955
Lease Revenue Bonds – 12.87%
Arizona Game & Fish Department & Community Beneficial Interest Certificates
(Administration Building Project) 5.00% 7/1/32	1,300,000	1,305,798
Marana Municipal Property Facilities Revenue 5.00% 7/1/28 (AMBAC)	575,000	593,193
Maricopa County Industrial Development Authority Correctional Contract Revenue
(Phoenix West Prison) 5.375% 7/1/22 (ACA)	1,000,000	993,960
Phoenix Industrial Development Authority Government Office Lease Revenue (Capitol Mall II, LLC Project)
5.00% 9/15/28 (AMBAC)	4,000,000	4,088,760
Pinal County Certificates of Participation
5.00% 12/1/29	1,300,000	1,301,521
5.125% 6/1/21 (AMBAC)	4,675,000	4,888,974

Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities)
Series D 5.25% 7/1/27	470,000	475,029
Series D 5.25% 7/1/36	270,000	271,242
Series I 5.25% 7/1/33	500,000	504,265
Salt River Project Arizona Agricultural Improvement & Power District Certificates of Participation
5.00% 12/1/18 (MBIA)	1,500,000	1,588,050
University of Arizona Certificates of Participation Series B 5.00% 6/1/31 (AMBAC)	2,250,000	2,310,368
		18,321,160
Local General Obligation Bonds – 4.19%
Cochise County Unified School District #68 Sierra Vista 7.50% 7/1/10 (FGIC)	1,000,000	1,104,820
DC Ranch Community Facilities 5.00% 7/15/27 (AMBAC)	1,000,000	1,033,940
Flagstaff Aspen Place Sawmill Improvement District Revenue 5.00% 1/1/32	1,350,000	1,349,946
¶Gila County Unified School District #10 (Payson Project of 2006) Series A
5.25% 7/1/27 (AMBAC)	1,000,000	984,190
Marana Tangerine Farms Road Improvement District Revenue 4.60% 1/1/26	1,000,000	941,350
Maricopa County Elementary School District #14 (Creighton School Improvement Project of 1990)
Series C 6.50% 7/1/08 (FGIC)	545,000	554,974
		5,969,220
§Pre-Refunded Bonds – 29.02%
Arizona Board of Regents Certificates of Participation (University of Arizona – Main Campus)
Series 2000 A-1 5.125% 6/1/25-11 (AMBAC)	1,250,000	1,326,363
Glendale Industrial Development Authority Revenue (Midwestern University) Series A
5.875% 5/15/31-11	1,000,000	1,092,590
Mesa Industrial Development Authority Revenue (Discovery Health Systems) Series A
5.625% 1/1/29-10 (MBIA)	9,000,000	9,501,299
Mohave County Community College District Revenue (State Board of Directors)
6.00% 3/1/20-10 (MBIA)	1,000,000	1,059,330
Phoenix Industrial Development Authority Lease Revenue (Capitol Mall, LLC Project)
5.50% 9/15/27-10 (AMBAC)	5,000,000	5,298,350
Phoenix Industrial Development Authority Multifamily Housing Revenue
(Ventana Palms Apartments) Series A
6.15% 10/1/29-09 (MBIA)	510,000	545,409
6.20% 10/1/34-09 (MBIA)	940,000	1,006,091
Phoenix Variable Purpose Series B 5.00% 7/1/27-12	2,435,000	2,533,958
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series K 5.00% 7/1/35-15	750,000	828,308
Puerto Rico Commonwealth Public Improvement Revenue
5.125% 7/1/30-11 (FSA)	770,000	820,227
Series A 5.00% 7/1/27-12	1,000,000	1,075,960
Series A 5.125% 7/1/31-11	1,705,000	1,816,217
Puerto Rico Electric Power Authority Revenue Series NN 5.00% 7/1/32-13 (MBIA)	2,500,000	2,714,475
Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities)
Series D 5.25% 7/1/27-12	1,280,000	1,382,835
Scottsdale Industrial Development Authority Hospital Revenue (Scottsdale Healthcare) 5.70% 12/1/21-11	500,000	548,545
Southern Arizona Capital Facilities Finance (University of Arizona Project) 5.10% 9/1/33-12 (MBIA)	3,250,000	3,510,423
Surprise Municipal Property Excise Tax Revenue 5.70% 7/1/20-09 (FGIC)	3,000,000	3,138,060
University of Arizona Certificates of Participation
(University of Arizona Parking & Student Housing) 5.75% 6/1/19-09 (AMBAC)	1,000,000	1,036,300
(University of Arizona Project)
Series A 5.125% 6/1/21-12 (AMBAC)	915,000	985,730
Series B 5.125% 6/1/22-12 (AMBAC)	1,000,000	1,076,430
		41,296,900
Special Tax Revenue Bonds – 3.81%
Arizona Tourism & Sports Authority Tax Revenue Multipurpose Stadium Facilities Series A 5.00% 7/1/28 (MBIA)	2,500,000	2,570,375
¶Phoenix Civic Improvement Corporation Distribution Revenue (Capital Appreciation - Civic Plaza) Series B
5.50% 7/1/31 (FGIC)	1,500,000	1,294,440
San Luis Civic Improvement Corporation Municipal Facilities Excise Tax Revenue 5.00% 7/1/38 (XLCA)	1,500,000	1,553,055
		5,417,870
State General Obligation Bonds – 5.73%
Puerto Rico Commonwealth Public
Improvement Refunding Series A
5.50% 7/1/17	1,765,000	1,914,001
5.50% 7/1/19	1,300,000	1,410,812
Unrefunded Balance Series A
5.125% 7/1/30 (FSA)	480,000	498,994
5.125% 7/1/31	3,370,000	3,375,291

Virgin Islands Public Finance Authority (Gross Receipts Taxes) 5.00% 10/1/31 (ACA)	1,000,000	959,590
		8,158,688
Transportation Revenue Bonds – 13.08%
Arizona State Transportation Board Highway Revenue Series A 5.00% 7/1/23	1,000,000	1,054,110
Phoenix Civic Improvement Corporation Airport Revenue Series B
5.25% 7/1/27 (FGIC) (AMT)	1,000,000	1,016,020
5.25% 7/1/32 (FGIC) (AMT)	10,300,000	10,403,927
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series N 5.25% 7/1/39 (FGIC)	1,000,000	1,061,750
Tucson Airport Authority Revenue (Senior Lien) Series 2001 5.35% 6/1/31 (AMBAC) (AMT)	5,000,000	5,083,500
		18,619,307
Water & Sewer Revenue Bonds – 7.00%
Glendale Water & Sewer Revenue (Senior Lien Note) 5.00% 7/1/28 (AMBAC)	2,000,000	2,061,780
Phoenix Civic Improvement Corporation Wastewater Systems Revenue
5.00% 7/1/19 (MBIA)	2,750,000	2,975,060
Junior Lien
5.00% 7/1/24 (FGIC)	1,000,000	1,034,760
5.00% 7/1/26 (FGIC)	3,750,000	3,886,650
		9,958,250
Total Municipal Bonds (cost $134,484,672)		139,086,604

Total Value of Securities – 97.73%
(cost $134,484,672)		139,086,604
Receivables and Other Assets Net of Liabilities (See Notes) – 2.27%		3,236,500
Net Assets Applicable to 12,726,815 Shares Outstanding – 100.00%		$142,323,104

§Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in “Notes.”
¶Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

Summary of Abbreviations:
ACA – Insured by American Capital Access
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
FGIC – Insured by the Financial Guaranty Insurance Company
FHLMC – Insured by the Federal Home Loan Mortgage Corporation
FNMA – Insured by Federal National Mortgage Association
FSA – Insured by Financial Security Assurance
GNMA – Insured by Government National Mortgage Association
MBIA – Insured by the Municipal Bond Insurance Association
RADIAN – Insured by Radian Asset Assurance
XLCA – Insured by XL Capital Assurance

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Insured Funds - Delaware Tax-Free Arizona Fund (Fund).

Security Valuation — Long-term debt securities are valued by an independent pricing service or broker and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission guidance allows implementing FIN 48 in fund net asset value calculations as late as the fund's last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on February 29, 2008. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting — Investment income and common expenses are allocated to the classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At November 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At November 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$134,484,672
Aggregate unrealized appreciation	5,500,583
Aggregate unrealized depreciation	898,651
Net unrealized appreciation	$4,601,932

For federal income tax purposes, at August 31, 2007, capital loss carryforwards of $2,255,113 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $494,969 expires in 2008, $78,759 expires in 2011 and $1,681,385 expires in 2012.

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by Arizona municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. As of November 30, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: